Commissions and fees	6 Months Ended
Jun. 30, 2019
Commissions and fees
6 Commissions and fees
in	2Q19	1Q19	2Q18	6M19	6M18
Commissions and fees (CHF million)
Lending business	443	396	529	839	999
Investment and portfolio management	846	845	896	1,691	1,788
Other securities business	16	12	11	28	23
Fiduciary business	862	857	907	1,719	1,811
Underwriting	514	345	513	859	983
Brokerage	734	693	745	1,427	1,555
Underwriting and brokerage	1,248	1,038	1,258	2,286	2,538
Other services	374	321	465	695	857
Commissions and fees	2,927	2,612	3,159	5,539	6,205

Bank
Commissions and fees
6 Commissions and fees
in	6M19	6M18
Commissions and fees (CHF million)
Lending business	827	984
Investment and portfolio management	1,612	1,693
Other securities business	46	44
Fiduciary business	1,658	1,737
Underwriting	861	983
Brokerage	1,435	1,556
Underwriting and brokerage	2,296	2,539
Other services	702	866
Commissions and fees	5,483	6,126